Share-Based Compensation (Tables) - Sonnet BioTherapeutics Holdings, Inc. [Member]		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Schedule of Share-based Compensation Expense

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying unaudited interim consolidated statements of operations as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2025	2024	2025	2024
Research and development	$—	$28,268	$28,268	$81,089
General and administrative	—	32,127	32,127	89,706
	$—	$60,395	$60,395	$170,795

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying consolidated statements of operations as follows:

	Years ended September 30,
	2024	2023
Research and development	$109,356	$121,265
General and administrative	121,834	127,361
	$231,190	$248,626

Schedule of Restricted Stock Units Activity

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2024	9,175	$14.08
Vested	(9,175)	$14.08
Unvested balance at June 30, 2025	—	$—

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2022	266	$1,507.76
Granted	976	$171.77
Vested	(266)	$1,507.76
Forfeited	(688)	$170.72
Unvested balance at September 30, 2023	288	$174.26
Granted	9,175	$14.08
Vested	(288)	$174.26
Forfeited	—	$—
Unvested balance at September 30, 2024	9,175	$14.08

Schedule of Restricted Stock Awards Activity

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2024	7,977	$14.08
Vested	(7,977)	$14.08
Unvested balance at June 30, 2025	—	$—

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2022	—	$—
Granted	688	$226.16
Unvested balance at September 30, 2023	688	$226.16
Granted	7,977	$14.08
Vested	(688)	$226.16
Unvested balance at September 30, 2024	7,977	$14.08